Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS EQUITY INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2018